ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ in Millions						3 Months Ended		12 Months Ended
	Jan. 06, 2021 USD ($)	Jan. 06, 2021 HKD ($)	Jun. 22, 2020 shares	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Acquisitions									$ 9,773,989
Net Income (Loss) Attributable to Parent						$ 148,676	$ 305,254	$ 1,779,736	(3,255,564)
DaXingHuaShang Investment Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	70.00%	70.00%
Business combination, consideration transferred	$ 12,000,000
Net Income (Loss) Attributable to Parent	$ 600,000	$ 5							$ 400,000	$ 3
Jiujiu Group Stock Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				100.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues | shares					15,000,000
Sale And Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares				5
Stock Issued During Period, Value, Acquisitions				$ 150
Xixingdao Agreement [Member] | QHDX [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares			243,134
Ownership percentage			90.00%